Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Share Capital
21.	Share Capital

a)	As at December 31, 2025 and 2024, the Company is authorized to issue:

I.	Unlimited number of common shares with no par value;

II.	20,000,000 preferred shares at par value, 9% cumulative dividends, non-voting, non-participating, non-redeemable, non-retractable, and non-convertible by the holder. The preferred shares are redeemable by the Company in certain circumstances. The cumulative preference dividends have not been recognized by the Company to date.

b)	Issued and outstanding shares

	Common Shares	Amount
Balance, December 31, 2023	276,658,208	$128,886,879
Acquisition of Reflexivity LLC	5,000,000	2,295,276
Acquisition of Solana IP	7,297,090	4,659,113
Acquisition of Stillman Digital Inc. and Stillman Bermuda Inc.	2,500,000	5,065,277
Warrants exercised	22,737,789	4,802,641
Options exercised	3,912,405	2,839,539
DSU exercised	6,432,281	4,517,142
Treasury shares paid out	3,998,508	6,146,231
Treasury shares acquired	(5,437,992)	(3,112,835)
NCIB	(1,840,600)	(2,804,597)
Balance, December 31, 2024	321,257,689	$153,294,666
Acquisition of Reflexivity LLC (see Note 8)	186,034	442,722
DSU exercised	4,435,755	6,908,083
RSU conversion	112,500	216,250
Options exercised	9,237,595	14,735,950
Warrants exercised	3,125,000	671,132
Share purchase agreement	1,607,717	3,909,861
NCIB	(1,235,900)	(2,769,629)
Private placement	45,662,101	46,758,112
Share issuance costs	-	(4,192,788)
Treasury shares paid out	1,439,484	3,000,000
Balance, December 31, 2025	385,827,975	$222,974,359

On June 11, 2024, under the terms of the NCIB, the Company may, if considered advisable, purchase its common shares in open market transactions through the facilities of the exchange and/or other Canadian alternative trading platforms, not to exceed up to 10 per cent of the public float for the common shares as of June 3, 2024, or 26,996,392 common shares, purchased in aggregate. The price that the Company paid for the common shares was the prevailing market price at the time of purchase and all purchased common shares were cancelled by the Company. In accordance with exchange rules, daily purchases (other than pursuant to a block purchase exception) on the exchange under the NCIB cannot exceed 25 per cent of the average daily trading volume on the exchange, as measured from Dec. 1, 2023, to May 31, 2024. The NCIB commenced on June 10, 2024, and ran through June 9, 2025.

On August 21, 2025, the Company entered a one-year period under the terms of the NCIB, allowing the Company to purchase up to 10 percent of the public float for the common shares as of August 21, 2025, or 31,673,791 common shares, purchased in aggregate. The price that the Company paid for repurchased common shares was the prevailing market price at the time of purchase. All purchased common shares were cancelled by the Company. The NCIB commenced again on August 21, 2025 and runs through August 21, 2026.

During the year ended December 31, 2025, the Company purchased and cancelled 1,235,900 shares at an average price of $2.24 (December 31, 2024 – 1,840,000 shares purchased and cancelled at an average price of $1.54).

On September 26, 2025, the Company closed a non-brokered private placement offering of 45,662,101 units, at a price of $2.19 per unit, for aggregate gross proceeds of $100,000,001. Each unit consists of one common share of the Company and three-quarter common share purchase warrant. Each full warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.63 per full common share purchase warrant for a period of 36 months from the issuance date.

The terms of the warrant agreement stated that if at any time during the term of the warrant, there is no effective registration statement, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants had been accounted for as a liability on issuance.

The Company also incurred transaction costs of $8,819,331 on the issuance. The transaction costs were allocated based on the fair value of the shares and warrant liability. $4,123,753 of transaction costs related to the shares were recorded as a reduction to the transaction price of the instruments within equity and $4,695,578 of transaction costs related to the warrant liability were expensed.